Capital Structure - Summary of Authorized and Issued Share Capital (Details) - USD ($)	Dec. 31, 2019	Aug. 13, 2019	Dec. 31, 2018	Dec. 31, 2017	May 02, 2013
Authorized share capital:
Number of ordinary shares	70,000,000		969,629,030
Number of non-voting shares	0		6,787,880
Number of preference shares	30,000,000		100,000,000
Ordinary Shares, authorized	$ 700,000		$ 1,469,000
Non-Voting Shares, authorized	0		10,000
Preference Shares, authorized	45,000		152,000
Total authorized share capital	$ 745,434		1,631,000
Issued share capital:
Ordinary shares, issued	60,395,839
Ordinary shares, value	$ 604,000		$ 90,000
Previous Common Stock Shares Issued	0		59,743,156	59,474,085
Total issued share capital	$ 636,000		$ 122,000
5.950% Preference Shares (AHL PRC)
Issued share capital:
Preference shares, issued	11,000,000		11,000,000		11,000,000
Preference shares, value	$ 17,000		$ 17,000
Preference shares, rate	5.95%		5.95%
5.625% Preference Shares (AHL PRD)
Issued share capital:
Preference shares, issued	10,000,000		10,000,000
Preference shares, value	$ 15,000		$ 15,000
Preference shares, rate	5.625%		5.625%
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Issued share capital:
Preference shares, issued	10,000,000	10,000,000	0
Preference shares, value	$ 0		$ 0
Preference shares, rate	5.625%		0.00%